Note 4. Intangible Assets (Details 2) (USD $)				9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Client relationships	Sep. 30, 2013 Customer list	Sep. 30, 2013 Software
Asset Amount	$ 3,300,000	$ 619,195	$ 188,195	$ 1,480,000	$ 1,270,000	$ 550,000
Useful Life (years)				7 years	3 years	3 years